COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

From time to time, the Company contracts with third-party service providers to perform maintenance or overhaul activities on its off-lease aircraft.

In 2016, the Company entered into agreements with third-party lessors to guarantee the residual value of three aircraft subject to twelve-year leases (“RVGs”). The Company received residual value guarantee fees totaling $6.6 million, which are being amortized over a twelve-year period. The third-party lessors may exercise their rights under the RVGs by issuing a notice to the Company eleven months before each lease expiry date requiring the Company to purchase the aircraft on such date. The RVGs will terminate if not exercised accordingly. During the year ended December 31, 2017, the Company recognized $0.6 million of income.

As of December 31, 2017, the Company had a commitment to purchase one aircraft, which was delivered in January 2018.